Unaudited Condensed Consolidated Statements of Changes In Equity - GBP (£) £ in Thousands	Total	Share Capital [member]	Share Premium [member]	Own Share Reserve [member]	Share Option Reserve [member]	Foreign Currency Translation Reserve [member]	Capital Reserve [member]	Accumulated Deficit [member]
Beginning balance at Dec. 31, 2018	£ 81,594	£ 1,289	£ 79,426	£ (339)	£ 17,564	£ 1	£ 42,466	£ (58,813)
Loss for the period	(13,704)							(13,704)
Other comprehensive income for the period	9					9
Total comprehensive loss for the period	(13,695)					9		(13,704)
Share-based payments	2,191				2,191
Exercise of share options	117	9	108		(132)			132
Surrender of fully vested share options					(38)			38
Ending balance at Sep. 30, 2019	70,207	1,298	79,534	(339)	19,585	10	42,466	(72,347)
Beginning balance at Dec. 31, 2019	63,522	1,299	79,541	(339)	20,620	(10)	42,466	(80,055)
Loss for the period	(18,421)							(18,421)
Other comprehensive income for the period	7					7
Total comprehensive loss for the period	(18,414)					7		(18,421)
Share-based payments	3,069				3,069
Exercise of share options	15	1	14		(68)			68
Lapse Of Share Options					(5)			5
Issue of share capital	66,581	747	65,834
Share issue expenses	(4,499)		(4,499)
Ending balance at Sep. 30, 2020	£ 110,274	£ 2,047	£ 140,890	£ (339)	£ 23,616	£ (3)	£ 42,466	£ (98,403)